COLLABORATION ARRANGEMENTS (Details)	1 Months Ended			6 Months Ended		12 Months Ended
	Mar. 31, 2022 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Apr. 30, 2022 USD ($)	Feb. 28, 2021 USD ($)
Guilin Sanjin Pharmaceutical Co., Ltd. License Agreement
Collaborative Arrangement and Arrangement Other than Collaborative
Upfront cash payment received		¥ 10,000,000	$ 1,511,168
Agreed period for not to grant rights associated with antibodies to third parties		3 years	3 years
Revenues				$ 0	$ 0
Dragon Boat Biopharmaceutical (Shanghai) Limited License Agreement
Collaborative Arrangement and Arrangement Other than Collaborative
Agreed period for not to grant rights associated with antibodies to third parties				3 years
Upfront fee received | ¥						¥ 4,000,000
Milestone fee received | ¥						¥ 4,000,000
Revenues				$ 0	0
Exelixis Inc Agreement
Collaborative Arrangement and Arrangement Other than Collaborative
Upfront cash payment received							$ 1,100,000	$ 11,000,000
Milestone fee received							3,000,000
Revenues				0	0
Payment of upfront-refundable fee									$ 1,100,000	$ 11,000,000
Milestone payments receivable based on development and regulatory milestones										127,500,000
Milestone payments receivable based on sales										$ 262,500,000
Milestone payment received							3,000,000
Sanofi Agreement
Collaborative Arrangement and Arrangement Other than Collaborative
Upfront cash payment received	$ 17,500,000						$ 17,500,000
Revenues				$ 0	$ 0
Milestone payments receivable based on development and regulatory milestones	173,500,000
Milestone payments receivable based on sales	$ 450,000,000